RISK MANAGEMENT POLICIES - Paragraphs (Details)	12 Months Ended
Dec. 31, 2020 factor
Credit risk [member]
Disclosure of Risk Management [line items]
Economic capital calculation holding period	1 year
Factoring exposure holding period	6 months
Interest rate risk [member]
Disclosure of Risk Management [line items]
Provision utilization holding period	90 days
Percentage of interest rate confidence level	99.00%
Liquidity risk [member]
Disclosure of Risk Management [line items]
Number of key factors	2
Liquidity stress level period	30 days
Individuals [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%